Summary of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Beginning Balance	133,973
Options Outstanding, Ending Balance	129,261	133,973
2011 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Beginning Balance	133,973	141,438
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 57.42	$ 71.94
Options, Granted	2,273	34,018
Weighted Average Exercise Price, Granted	$ 9.94	$ 19.80
Options, Exercised		(5,909)
Weighted Average Exercise Price, Exercised		$ 34.32
Options, Forfeited/Cancelled	(6,985)	(35,574)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 133.46	$ 83.60
Options Outstanding, Ending Balance	129,261	133,973
Weighted Average Exercise Price, Outstanding Ending Balance	$ 52.39	$ 57.42
Weighted Average Remaining Contract, Outstanding Ending Balance		8 years 7 months 6 days
Aggregate Intrinsic Value Outstanding Ending Balance
Options Exercisable, Ending Balance	104,238	98,648
Weighted Average Exercise Price, Exercisable Ending Balance	$ 56.79	$ 64.02
Weighted Average Remaining Contract, Exercisable Ending Balance		8 years 3 months 18 days
Aggregate Intrinsic Value Exercisable Ending Balance
Weighted Average Remaining Contract, Outstanding Ending Balance	8 years 3 months 18 days
Aggregate Intrinsic Value Outstanding Ending Balance
Weighted Average Remaining Contract, Exercisable Ending Balance	8 years 1 month 6 days	10 years
Aggregate Intrinsic Value Exercisable Ending Balance			$ 8,000	$ 1,400,000